Income Taxes - Group's Income/(Loss) before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Income Tax and Tax Rate
Income before income tax expense	¥ 191,650	$ 27,604	¥ 324,447	¥ 295,751
PRC
Income Tax and Tax Rate
Income before income tax expense	97,057	13,979	333,425	308,685
HK
Income Tax and Tax Rate
Income before income tax expense	95,720	13,787	(10,009)	(12,929)
Cayman and others
Income Tax and Tax Rate
Income before income tax expense	¥ (1,127)	$ (162)	¥ 1,031	¥ (5)